Revenue (Details) € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2020 EUR (€)	Sep. 30, 2019 EUR (€)	Sep. 30, 2020 EUR (€) item	Sep. 30, 2019 EUR (€)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	€ 33,672	€ 40,916	€ 97,863	€ 111,132
Number of reportable segments | item			1
Number of operating segments | item			1
Number of Co-CEOs | item			2
Sales of goods
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	9,792	20,981	€ 30,683	58,121
Commissions
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	8,706	6,080	24,687	16,617
Fulfillment
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	8,267	7,313	22,348	18,001
Value Added Services [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	4,901	4,729	14,367	14,042
Marketing and Advertising
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,521	1,556	4,698	3,771
Other revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	€ 485	€ 258	€ 1,080	€ 580